CAPITAL LEASE OBLIGATIONS (Schedule of Minimum Lease Payments) (Details) (USD $)	Dec. 31, 2014
CAPITAL LEASE OBLIGATIONS [Abstract]
Lease payments from January 1, 2015 through December 31, 2015	$ 2,441,542
Lease payments from January 1, 2016 through December 31, 2016	1,687,699
Lease payments from January 1, 2017 through December 31, 2017	1,044,927
Total	$ 3,944,268